Supplemental disclosure of cash flow information	12 Months Ended
Dec. 31, 2025
Disclosure of information for cash-generating units [abstract]
Supplemental disclosure of cash flow information

21.	Supplemental disclosure of cash flow information

	December 31,
	2025	2024	2023
	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	1,145	(1,683)	1,856
Inventories	1,420	1,107	(1,157)
Prepaid expenses and other current assets	895	(497)	(128)
Investment tax credit receivable	-	(743)	(95)
Payables and accrued liabilities	(2,451)	(823)	(418)
Deferred revenues	9	217	-
Provisions	(119)	276	-
Employee future benefits	(607)	(368)	-
	292	(2,514)	58

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)